Basis of presentation and significant accounting policies - Foreign currency translation (Details)	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CHF
Foreign currency translation
Foreign currency exchange rates	0.9650	1.0389	1.1272
Russian Ruble
Foreign currency translation
Foreign currency exchange rates	67.6076	58.4643	35.6871
Ukrainian Hryvnia
Foreign currency translation
Foreign currency exchange rates	26.2181	23.4426	10.955
EUR
Foreign currency translation
Foreign currency exchange rates	0.88	0.92	0.73
RON
Foreign currency translation
Foreign currency exchange rates	3.9349	4.1115	3.2304
GBP
Foreign currency translation
Foreign currency exchange rates	0.69	0.670	0.601
PLN
Foreign currency translation
Foreign currency exchange rates	3.759	3.776	3.081